Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		12 Months Ended
	May 01, 2019	Oct. 31, 2025	Oct. 31, 2015	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
C000261609
Account Value [Line Items]
Line Graph and Table Measure Name		The Disciplined Growth Investors Fund
C000259242
Account Value [Line Items]
Line Graph and Table Measure Name	May'19	Oct'25		Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20
Account Value	$ 1,000,000	$ 1,814,266		$ 1,639,794	$ 1,542,835	$ 1,160,581	$ 1,193,717	$ 1,545,139	$ 971,676
C000259241
Account Value [Line Items]
Line Graph and Table Measure Name		Oct'25	Oct'15	Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20	Apr'19	Apr'18	Apr'17	Apr'16
Account Value		$ 24,323	$ 10,000	$ 22,018	$ 20,789	$ 15,668	$ 16,151	$ 20,957	$ 13,213	$ 13,643	$ 12,775	$ 11,333	$ 9,954
C000259243
Account Value [Line Items]
Line Graph and Table Measure Name	May'19	Oct'25		Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20
C000259244
Account Value [Line Items]
Line Graph and Table Measure Name		Oct'25	Oct'15	Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20	Apr'19	Apr'18	Apr'17	Apr'16
Account Value		$ 13,848	$ 10,000	$ 12,704	$ 12,879	$ 12,138	$ 14,178	$ 18,079	$ 9,590	$ 13,188	$ 12,589	$ 12,213	$ 10,013
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Account Value		$ 39,196	10,000	31,711	28,289	23,063	22,464	22,416	15,356	15,224	13,414	11,843	10,043
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 1,000,000	2,593,993		2,098,654	1,872,191	1,526,305	1,486,696	1,483,535	1,016,245
S&P 500 Total Return Index
Account Value [Line Items]
Account Value		39,196	10,000	31,711	28,289	23,063	22,464	22,416	15,356	15,224	13,414	11,843	10,043
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	1,000,000	2,593,993		2,098,654	1,872,191	1,526,305	1,486,696	1,483,535	1,016,245
S&P 500 Total Return Index
Account Value [Line Items]
Account Value		$ 39,196	$ 10,000	$ 31,711	$ 28,289	$ 23,063	$ 22,464	$ 22,416	$ 15,356	$ 15,224	$ 13,414	$ 11,843	$ 10,043
The Disciplined Growth Investors Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Oct'25	Oct'15	Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20	Apr'19	Apr'18	Apr'17	Apr'16
Account Value		$ 29,954	$ 10,000	$ 24,987	$ 26,690	$ 18,412	$ 18,110	$ 20,547	$ 13,977	$ 14,680	$ 12,794	$ 11,657	$ 10,140
Russell 1000 Value Total Return Index
Account Value [Line Items]
Account Value	1,000,000	1,872,300		1,653,198	1,522,979	1,342,755	1,326,663	1,309,404	897,312
Russell 1000 Value Total Return Index
Account Value [Line Items]
Account Value		25,863	10,000	22,836	21,037	18,548	18,326	18,087	12,395	13,929	12,771	11,880	10,193
Vulcan Value Partners Fund - Institutional
Account Value [Line Items]
Account Value	1,000,000	1,814,266		1,639,794	1,542,835	1,160,581	1,193,717	1,545,139	971,676
Russell 2000 Value Total Return Index
Account Value [Line Items]
Account Value	1,000,000	1,650,862		1,337,279	1,346,488	1,180,828	1,283,323	1,373,801	767,645
Russell 2000 Total Return Index
Account Value [Line Items]
Account Value	$ 1,000,000	1,717,795		1,351,635	1,339,912	1,182,409	1,227,142	1,476,162	843,941
Russell 2000 Value Total Return Index
Account Value [Line Items]
Account Value		22,943	10,000	18,585	18,713	16,411	17,835	19,093	10,668	14,009	13,709	12,868	10,118
Russell 2000 Total Return Index
Account Value [Line Items]
Account Value		$ 24,471	$ 10,000	$ 19,255	$ 19,088	$ 16,844	$ 17,482	$ 21,029	$ 12,023	$ 14,379	$ 13,745	$ 12,324	$ 9,810